Acquisitions (Details 3) (USD $)	Sep. 30, 2014	Dec. 31, 2014
Current assets	$ 217,000
Inventory	17,000
Property and equipment	47,000
Monitoring equipment	48,000
Other non-current assets	21,000
Intangible assets	4,856,000
Tradename	192,000
Accounts payable and accrued expenses	(215,000)
Loan payable	(753,000)
Goodwill	3,381,000
Total fair value of assets acquired	7,811,000
GPS Global [Member]
Current assets		217,000
Inventory		17,000
Property and equipment		47,000
Monitoring equipment		48,000
Other non-current assets		21,000
Intangible assets		4,856,000
Tradename		192,000
Accounts payable and accrued expenses		(215,000)
Loan payable		(753,000)
Goodwill		3,381,000
Total fair value of assets acquired		$ 7,811,000